Consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Profit after tax	£ 754	£ 730
Taxation charge	242	230
Net finance costs	162	181
Depreciation of property, plant and equipment and right of use assets	106	98
Amortisation of intangible assets	47	54
Impairment and assets written off, net of reversals	44	6
(Gain)/Loss on sale of intangible assets, property, plant and equipment and businesses	(9)	7
Share-based incentive plans	49	36
Other non-cash movements	(11)	(5)
Increase/(decrease) in pension and other provisions	15	(7)
Changes in working capital:
Increase in inventories	(73)	(194)
Increase in trade receivables	(336)	(159)
Increase in trade payables	248	103
Net change in other receivables and payables	(83)	(97)
Taxation paid	(313)	(234)
Net cash inflow from operating activities	842	749
Cash flows from investing activities
Purchase of property, plant and equipment	(86)	(122)
Purchase of intangible assets	(26)	(22)
Proceeds from sale of intangible assets	331	11
Purchase of business, net of cash acquired		(71)
Interest received	26	16
Other investments	(10)
Net cash inflow/(outflow) from investing activities	235	(188)
Cash flows from financing activities
Share capital purchased for cancellation	(317)
Payment of lease liabilities	(30)	(25)
Interest paid	(214)	(220)
Dividends paid to shareholders	(388)	(222)
Distributions to non-controlling interests	(42)	(43)
Repayment of borrowings	(553)	(245)
Proceeds from borrowings		156
Other financing cash flows	(32)	(79)
Net cash outflow from financing activities	(1,576)	(678)
Decrease in cash and cash equivalents and bank overdrafts	(499)	(117)
Cash and cash equivalents and bank overdrafts at the beginning of the period	994	611
Exchange adjustments	(3)	(33)
Cash and cash equivalents and bank overdrafts at the end of the period	492	461
Cash and cash equivalents and bank overdrafts at the end of the period comprise:
Cash and cash equivalents	531	490
Overdrafts	(39)	(29)
Cash and cash equivalents and bank overdrafts at the end of the period	£ 492	£ 461